Schedule of finance costs and income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest payable and similar expense	€ (24)	€ (525)	€ 58
Other finance income/(costs)		(24)	(544)
Fair value loss on short-term investments
Exchange Rate variances	2,243	316	51
Derivative financial instruments movements	3,392	462	6,886
Finance income	€ 5,611	€ 230	€ 6,451